Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 7,797					$ 7,797
Provision for loan losses	$ 797	$ 1,017	$ 360	335	$ 344	$ 350	$ 415	$ 430	2,509	$ 1,539	$ 1,319
Balance at end of period	9,863				7,797				9,863	7,797
Allowance for loan losses [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				7,797				6,916	7,797	6,916	6,387
Provision for loan losses									2,509	1,539	1,319
Loans charged-off									(557)	(723)	(1,057)
Recoveries of loans previously charged-off									114	65	267
Balance at end of period	9,863				7,797				9,863	7,797	6,916
Real estate: Residential - 1 to 4 family [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				955				975	955	975	1,125
Provision for loan losses									109	277	522
Loans charged-off									(102)	(335)	(712)
Recoveries of loans previously charged-off									74	38	40
Balance at end of period	1,036				955				1,036	955	975
Real estate: Multi-family and commercial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				3,607				3,395	3,607	3,395	3,028
Provision for loan losses									1,691	355	523
Loans charged-off									(289)	(144)	(228)
Recoveries of loans previously charged-off									24	1	72
Balance at end of period	5,033				3,607				5,033	3,607	3,395
Real estate: Construction [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				254				169	254	169	22
Provision for loan losses									262	85	56
Loans charged-off									0	0	0
Recoveries of loans previously charged-off									0	0	91
Balance at end of period	516				254				516	254	169
Commercial Business [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				2,382				1,875	2,382	1,875	1,735
Provision for loan losses									393	666	159
Loans charged-off									(165)	(164)	(22)
Recoveries of loans previously charged-off									15	5	3
Balance at end of period	2,625				2,382				2,625	2,382	1,875
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 599				$ 502	599	502	477
Provision for loan losses									54	156	59
Loans charged-off									(1)	(80)	(95)
Recoveries of loans previously charged-off									1	21	61
Balance at end of period	$ 653				$ 599				$ 653	$ 599	$ 502